General and Administrative Expenses	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
General and Administrative Expenses
General and Administrative Expenses
General and administrative expense was $30,937 and $5,505 for the year ended December 31, 2014 and for the period from March 20, 2013 (date of inception) to December 31, 2013, respectively. Such amount included $23,869 and $3,359 of restricted stock amortization (noncash) for the year ended December 31, 2014 and for the period from March 20, 2013 (date of inception) to December 31, 2013. The balance was primarily for payroll, directors’ fees, professional fees and insurance.